Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
8. SUBSEQUENT EVENT
On January 30, 2026, the Company received a working capital loan from its Sponsor for a principal amount of $148,000. The working capital loan was received to provide the Company with additional working capital and was not deposited into the Trust Account. The working capital loan is convertible at the Sponsor’s election upon the consummation of the initial Business Combination. Upon such election, the working capital loan will convert, at a price of $10.00 per unit, into an aggregate of 14,800 units consisting of
14,800
shares of Domesticated GigCapital7 Common Stock and warrants to purchase 14,800 shares of Domesticated GigCapital7 Common Stock with an exercise price of $11.50 per share. The Company has relied upon Section 4(a)(2) of the Securities Act, in connection with the issuance and sale of the convertible promissory note, as it was issued to a sophisticated investor without a view to distribution and was not issued through any general solicitation or advertisement.